Share-based compensation (Schedule of Share Option Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding, Beginning Balance	7,028,710	6,788,070	9,846,673
Granted	0	1,638,600	721,600
Forfeited and expired	(646,030)	(279,626)	(388,260)
Exercised	(934,880)	(1,118,334)	(3,391,943)
Outstanding, Ending Balance	5,447,800	7,028,710	6,788,070	9,846,673
Exercisable as of December 31, 2016	3,812,656
Fully vested and expected to vest as of December 31, 2016	11,798,282
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 8.05	$ 4.14	$ 2.02
Granted	0	20.72	18.2
Forfeited and expired	17.08	7.22	4.08
Exercised	3.38	3.1	0.98
Outstanding, Ending Balance	7.78	$ 8.05	$ 4.14	$ 2.02
Exercisable as of December 31, 2016	$ 3.78
Weighted Average Remaining Contractual Life
Outstanding	6 years 4 months 20 days	7 years 5 months 5 days	7 years 9 months	8 years 1 month 20 days
Exercisable at December 31, 2014	5 years 7 months 28 days
Aggregate Intrinsic Value
Exercised	$ 19,356	$ 27,785	$ 67,128
Outstanding	43,531	$ 175,250	$ 112,925	$ 168,870
Exercisable as of December 31, 2014	$ 40,250
58 Home 2015 Plan [Member]
Number of Options
Outstanding, Beginning Balance	7,942,000
Granted		8,921,000
Forfeited and expired		(979,000)
Outstanding, Ending Balance		7,942,000
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.11
Granted		$ 0.11
Forfeited and expired		0.13
Outstanding, Ending Balance		$ 0.11
Weighted Average Remaining Contractual Life
Outstanding		8 years 11 months 26 days
Aggregate Intrinsic Value
Outstanding		$ 22,780